UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment      [ ];       Amendment Number: _____
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        PEAK6 LLC
Address:     141 West Jackson Boulevard, Suite 500
             Chicago, IL 60604

Form 13F File Number: 028-12346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hass
Title:    Limited Partner of Managing Member
Phone:    312-362-2550

Signature, Place, and Date of Signing:

          John Hass             Chicago, IL             05/07/10
          [Signature]           [City, State]           [Date]
CORRECTED REPORT--ORIGINAL REPORT FILED WITH AN INCORRECT QUARTER-END DATE.

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number               Name

028-12352                          PEAK6 Investments, L.P.

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